Provisions - Changes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 115,492	$ 101,584
Charges for the year	34,166	26,913
Provisions reversed with a credit to income	(1,569)	(2,284)
Incorporation to the scope of consolidation	735
Amounts used	(20,419)	(11,215)
Provision against equity	(3,568)	(4,511)
Transfers from/(to) other accounts	277	(307)
Exchange differences and others	(8,740)	3,233
Transfer from liabilities associated with assets held for sale		1,465
Additions from business combinations (see Note 5)	735
Disposals from business divestitures	(17)
Balance at end of period	116,357	115,492
Provisions For Pensions [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	59,195	60,876
Charges for the year	4,611	5,082
Provisions reversed with a credit to income	(36)	(1,321)
Amounts used	(2,076)	(2,304)
Provision against equity	(3,568)	(4,511)
Transfers from/(to) other accounts	277
Exchange differences and others	(5,677)	1,373
Balance at end of period	52,726	59,195
Environment provision [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	3,467	3,083
Charges for the year	103	133
Amounts used		(93)
Exchange differences and others	(359)	344
Balance at end of period	3,211	3,467
Provisions for litigation [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	11,732
Charges for the year	392	10,807
Provisions reversed with a credit to income		(237)
Amounts used	(9,595)
Transfers from/(to) other accounts		(931)
Exchange differences and others	(130)	231
Balance at end of period	2,399	11,732
Provisions for third-party liability [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	7,639	5,835
Charges for the year	229	2,451
Provisions reversed with a credit to income	(9)	(181)
Amounts used	(239)
Transfers from/(to) other accounts		12
Exchange differences and others	(350)	(454)
Balance at end of period	7,270	7,639
Provisions for C02 emissions allowances [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	7,281	5,512
Charges for the year	26,348	6,946
Amounts used	(5,470)	(5,907)
Exchange differences and others	(189)	730
Balance at end of period	27,970	7,281
Other provisions [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	26,178	26,278
Charges for the year	2,483	1,494
Provisions reversed with a credit to income	(1,524)	(545)
Incorporation to the scope of consolidation	735
Amounts used	(3,039)	(2,911)
Transfers from/(to) other accounts		612
Exchange differences and others	(2,035)	1,009
Transfer from liabilities associated with assets held for sale		1,465
Additions from business combinations (see Note 5)	735
Disposals from business divestitures	(17)
Balance at end of period	$ 22,781	$ 26,178